Intangible assets (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets
Right-of-use amortization	R$ (105,551)	R$ (75,041)	R$ (79,834)
Financial result – interest expenses	(72,050)	(68,730)	(62,956)
Short-term and low-value lease expenses	(25,365)	(22,467)	(13,845)
Decrease of the income of the year	R$ (202,966)	R$ (166,238)	R$ (156,635)